Income Taxes Summary of the Average Taxable Nature of Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Tax Contingency [Line Items]
Allocation of Dividend Payments	$ 0.349355	$ 0.12252
Common [Member]
Income Tax Contingency [Line Items]
Total dividends per share, common	$ 0.46	$ 0.40		$ 0.72
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Common [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	47.33%	99.11%		53.80%
Common [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	1.11%	0.89%		0.61%
Common [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Common [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Common [Member] | Return of Capital [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	51.56%	0.00%		45.59%
Series B Cumulative Redeemable Preferred Shares [Member]
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 2.0125	$ 2.0125		$ 2.0125
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series B Cumulative Redeemable Preferred Shares [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series B Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series B Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series B Cumulative Redeemable Preferred Shares [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 3.25	$ 3.25		$ 3.25
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series C | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series C | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series C | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C | Return of Capital [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series D Cumulative Redeemable Preferred Shares [Member]
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 1.76498	$ 2.01002	[1]	$ 1.8875
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series D Cumulative Redeemable Preferred Shares [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series D Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series D Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series D Cumulative Redeemable Preferred Shares [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%

[1]	Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.